                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 6, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

     Effective immediately, the Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 4 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 6, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

     Effective immediately, the Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 3 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 6, 2003
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

     Effective immediately, the Fund Summary for the PIMCO PEA Target Fund is revised to indicate that the "Approximate Number of Holdings" which the Fund intends to have is "up to 100." Previously, the Fund Summary indicated that the "Approximate Number of Holdings" which the Fund intended to have was between 40 to 60. Accordingly, the Summary Information table on page 4 of the Prospectus is also revised to indicate that the Fund's "Approximate Number of Holdings" is now "up to 100."